Costs and Expenses by Nature - Summary of General and Administrative Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of cost and expenses by nature [Line items]
General and administrative expenses	$ (559)	$ (557)	$ (1,123)	$ (1,159)
Employee compensation [member]
Disclosure of cost and expenses by nature [Line items]
General and administrative expenses	(359)	(366)	(728)	(747)
Materials third party services freight rent and other related costs [member]
Disclosure of cost and expenses by nature [Line items]
General and administrative expenses	(153)	(170)	(306)	(354)
Depreciation, depletion and amortization [member]
Disclosure of cost and expenses by nature [Line items]
General and administrative expenses	$ (47)	$ (21)	$ (89)	$ (58)